                         [LOGO]

                         Smith Barney
                         Institutional Cash
                         Management
                         Fund, Inc.

                         -------------
                         ANNUAL REPORT
                         -------------

                         May 31, 1998


                  [LOGO] Smith Barney Mutual Funds
                         Investing for your future.
                         Every day.(SM)

Smith Barney                           [PHOTO]               [PHOTO]
Institutional Cash
Management                             HEATH B.              PHYLLIS
Fund, Inc.                             MCLENDON              ZAHORODNY

                                       Chairman              Vice President and
                                                             Investment Officer

                                       [PHOTO]               [PHOTO]

                                       JOSEPH                LAWRENCE T.
                                       BENEVENTO             MCDERMOTT

                                       Investment Officer    Vice President and
                                                             Investment Officer



Dear Shareholder:

We are pleased to provide the annual report for Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the fiscal year ended May 31, 1998. For your convenience, we have summarized the period's prevailing economic and market conditions below. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Summary

The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the year ended May 31, 1998.

Smith Barney Institutional Cash Management Fund Yields (Class A Shares)

Portfolio                     7-day Current Yield                  30-day Yield
--------------------------------------------------------------------------------
Cash                                  5.46%                            5.42%
Government                            5.40%                            5.34%
Municipal                             3.67%                            3.71%

Please note that an investment in the Fund is neither insured nor guaranteed by the U.S. government. Moreover, there can be no assurance that the Fund will be able to maintain a stable net asset value ("NAV") of $1.00 per share.

Cash and Government Portfolio Updates and Strategies

As a result of Salomon Smith Barney's marketing efforts and updated technology to enhance trade transactions, the Smith Barney Institutional Cash Management
Fund: Cash Portfolio has experienced extraordinary growth. Since the beginning of 1998 the assets have climbed from $216 million to over $850 million.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         1

The U.S. economic expansion remains intact as we enter the second half of 1998. Strong consumer demand has fueled the U.S. economy for six straight quarters with 3.0% or better gross domestic product ("GDP") growth. With little or no evidence of inflation, the Federal Reserve Board ("Fed") has been able to keep the fed funds rate steady at 5.5% since March 1997. However, robust employment gains and the fear of wage pressures creeping up have kept the Fed on alert.

Counteracting strong U.S. economic growth are pressing questions from abroad. The "Asia effect" (i.e. problems in Indonesia, Thailand, and South Korea) has finally started to negatively affect our trade balance. Japan's banking problems won't go away and their economy continues to teeter on the brink of depression. In addition, the future of the Russian economy remains cloudy, at best.

Because of the extraordinary strength the U.S. economy has shown, Fed Chairman Alan Greenspan shifted monetary policy from a neutral stance to a tightening bias at the March 31, 1998, Federal Open-Market Committee meeting. However, the lack of inflation has afforded Chairman Greenspan the opportunity to take a "wait and see" approach. The fear is that a pre-emptive strike versus inflation now could cause serious ramifications in the already unsettled Asian countries. Record inventory accumulation in the first quarter, along with the problems abroad, should help to moderate U.S. economic growth and allow Chairman Greenspan to hold rates steady in the months ahead. However, any sign of rising inflation could trigger a rate hike from the Fed.

We think that many more months of strong growth or higher than expected inflation numbers would be needed for the Fed to raise rates. Therefore, we are taking advantage of the positively sloping yield curve and targeting the average maturity at 70 days for the Cash Portfolio and 45 days for the Government Portfolio. Some of our banking and corporate names have been eliminated. As replacements, we have added some top tier corporate names such as SBC Communications Inc., GTE Corp, Ameritech Capital Funding Corp., and Province De Quebec to the approved list.

Effective July 1, 1998 the Securities and Exchange Commission has adopted new guidelines necessitating us to monitor our bank and insurance guarantees and obligor concentrations with respect to our asset-backed commercial paper. (Asset-backed commercial paper is paper whose repayment is reliant upon the cash flows from various types of receivables generally accompanied by a partial guarantee). All of our guarantors are rated A1/P1 or better and any name concentrations will have to meet the same stringent credit standards we employ before purchasing the program. We believe these new guidelines will further strengthen the overall quality of the money fund industry.

Municipal Portfolio Update and Strategy

The growth in tax-exempt money market funds was dramatic over the first quarter of 1998. As a result, the demand for high-quality, short-term municipal paper has outpaced supply. Rates on variable rate demand obligations ("VRDOs"), the largest portion of the tax-exempt money market, have been put under considerable pressure


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders
during this period. Historically VRDOs have traded at ratios of approximately 63% of the one-month London Interbank Offered Rate. During the first quarter of 1998, this ratio went as low as 50%, signifying that VRDOs were rich versus the taxable market. These ratios continued until early April 1998 when VRDOs bounced back to historical trading levels as a result of the tax-exempt money markets experiencing redemptions relating to personal and corporate income tax payments.

For most state and local governments, June signals the end of the current fiscal year and the pricing of a large portion of their annual note financings. With strong state finances and higher tax collections, we anticipate a decrease in supply during this year's note issuance season. In addition, a decrease in the supply of the note market may add some pressure to the VRDO rate levels in the months to come.

As a result, we plan to extend our average maturity to a 50 day range in the Municipal Portfolio during the coming months. This will enable us to take advantage of the municipal note supply scheduled to take place in June and July and will allow us to decrease some of our exposure to VRDOs.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund, Inc. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,



/s/ HEATH B. MCLENDON                         /s/ PHYLLIS M. ZAHORODNY

Heath B. McLendon                             Phyllis Zahorodny
Chairman                                      Vice President and
                                              Investment Officer



/s/ LAWRENCE T. MCDERMOTT                     /s/ JOSEPH BENEVENTO

Lawrence T. McDermott                         Joseph Benevento
Vice President and                            Investment Officer
Investment Officer

June 23, 1998


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         3

================================================================================
Schedule of Investments                                             May 31, 1998
================================================================================

                                 CASH PORTFOLIO

    FACE                                                           ANNUALIZED
   AMOUNT                         SECURITY                            YIELD             VALUE
================================================================================================
COMMERCIAL PAPER -- 73.3%
$ 19,800,000   ABN AMRO Bank NV matures 7/6/98                          5.54%        $19,694,799
   9,000,000   A.I. Credit matures 7/24/98                              5.50           8,929,113
   5,000,000   Alliance & Leicester Building Society
                 matures 6/4/98                                         5.56           4,997,714
  10,000,000   American Express Credit Corp. matures 6/30/98            5.58           9,955,694
   9,000,000   American Home Products matures 7/10/98                   5.57           8,946,375
  10,000,000   Aspen Funding matures 6/8/98                             5.54           9,989,267
  10,000,000   Bank of America matures 10/2/98                          5.65           9,814,817
  10,000,000   Bank of Montreal matures 6/22/98                         5.52           9,968,395
   5,000,000   Banque Nationale de Paris Canada matures 6/30/98         5.60           4,977,767
  16,422,000   Barton Capital Corp. mature 6/1/98 to 6/5/98         5.53 to 5.61      16,418,354
  20,000,000   BCI Funding Corp. mature 6/8/98 to 7/2/98            5.59 to 5.60      19,941,753
  20,000,000   Bear Stearns mature 6/8/98 to 6/11/98                5.54 to 5.55      19,973,933
   6,500,000   Beta Finance matures 8/10/98                             5.60           6,430,233
  10,000,000   Cades matures 6/10/98                                    5.87           9,985,750
  20,000,000   CAFCO matures 6/1/98                                     5.70          20,000,000
  16,000,000   Centauri (C.C. USA Inc.)
                 mature 6/22/98 to 7/28/98                          5.59 to 5.62      15,892,998
  20,420,000   Centric Capital Corp. mature 6/1/98 to 6/29/98       5.54 to 5.61      20,373,018
  10,000,000   Credito Italiano Delaware Inc. matures 8/4/98            5.61           9,901,689
  15,000,000   Cregum North America Inc. matures 6/8/98                 5.56          14,984,002
  15,000,000   Daimler-Benz North America Co. matures 7/24/98           5.54          14,879,646
  18,000,000   Diageo PLC mature 7/6/98 to 8/31/98                  5.55 to 5.59      17,836,002
   8,000,000   E.I. duPont de Nemours matures 6/5/98                    5.53           7,995,156
  10,000,000   Enterprise Funding matures 6/5/98                        5.54           9,993,856
   5,000,000   Finnish Export Credit matures 7/31/98                    5.70           4,954,000
  15,000,000   Ford Motor Credit mature 6/8/98 to 6/17/98           5.53 to 5.57      14,970,174
  30,000,000   General Electric Capital Corp.
                 mature 6/5/98 to 8/14/98                           5.51 to 5.59      29,781,236
  10,000,000   General Motors Acceptance Corp. matures 8/31/98          5.54           9,864,006
  15,000,000   Generale Bank mature 7/9/98 to 7/30/98               5.54 to 5.55      14,898,011
  15,000,000   Goldman, Sachs & Co. mature 7/10/98 to 10/8/98       5.60 to 5.70      14,773,983
  19,000,000   GTE Corp. mature 6/17/98 to 6/25/98                  5.57 to 5.59      18,940,733
  12,700,000   GTE Funding mature 6/9/98 to 6/19/98                     5.57          12,677,126
  15,000,000   International Nederlanden US matures 6/9/98          5.59 to 5.85      14,981,233
  24,000,000   J.P. Morgan & Co. mature 6/22/98 to 7/13/98          5.54 to 5.59      23,878,025
  10,000,000   Krediet Bank National Finance matures 10/19/98           5.67           9,785,333
  15,000,000   Lloyds Bank mature 6/11/98 to 7/7/98                 5.56 to 5.85      14,937,511
  15,000,000   Merrill Lynch mature 6/12/98 to 8/21/98              5.53 to 5.56      14,922,669
  10,000,000   Morgan Stanley Dean Witter Discover
                 matures 6/19/98                                        5.58           9,972,500
  15,000,000   National Australia Fund matures 6/15/98                  5.56          14,968,033

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                                 CASH PORTFOLIO

    FACE                                                          ANNUALIZED
   AMOUNT                         SECURITY                           YIELD             VALUE
===============================================================================================
COMMERCIAL PAPER -- 73.3% (continued)
$ 20,000,000   NationsBank mature 8/20/98 to 9/9/98               5.53% to 5.60%  $ 19,727,666
  20,000,000   Province de Quebec mature
                 10/26/98 to 10/29/98                             5.61 to 5.68      19,547,458
  10,000,000   San Paolo US Finance matures 7/13/98                   5.56           9,936,067
  20,000,000   Standard Credit Card Trust Dakota
                 Certificate matures 8/7/98                           5.60          19,794,533
  20,000,000   Toronto Dominion Bank matures 8/18/98                  5.51          19,767,733
  15,000,000   Transamerica Finance Corp. matures 6/19/98             5.55          14,958,675
   5,000,000   Woolwich Building Society matures 6/5/98               5.80           4,996,861
-----------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $624,913,897)                                              624,913,897
===============================================================================================
DOMESTIC BANK OBLIGATIONS -- 5.0%
   8,000,000   Bank of New York matures 3/26/99                       5.78           7,988,380
  30,000,000   First Union National Bank mature
                 8/17/98 to 11/6/98                               5.52 to 5.65      30,000,000
   5,000,000   Wachovia Bank matures 7/13/98                          5.56           5,000,000
-----------------------------------------------------------------------------------------------
               TOTAL DOMESTIC BANK OBLIGATIONS
               (Cost -- $42,988,380)                                                42,988,380
===============================================================================================
DOMESTIC CERTIFICATE OF DEPOSIT -- 1.2%
  10,000,000   Chase Manhattan Bank matures 5/12/99
               (Cost -- $9,993,664)                                   5.80           9,993,664
===============================================================================================
TIME DEPOSITS -- 4.1%
  25,000,000   Chase Manhattan Bank USA Delaware matures 6/1/98       5.69          25,000,000
  10,000,000   First Chicago matures 6/1/98                           5.69          10,000,000
-----------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $35,000,000)                                                35,000,000
===============================================================================================
YANKEE CERTIFICATES OF DEPOSIT -- 14.6%
  19,000,000   Bank of Nova Scotia mature 10/6/98 to 3/23/99      5.63 to 5.75      18,991,142
   5,000,000   Banque Nationale de Paris (Canada)
                 matures 10/5/98                                      5.72           4,998,182
  10,000,000   Canadian Imperial Bank matures 2/10/99                 5.80           9,978,501
   5,000,000   Credit Agricole Indosuez matures 4/16/99               5.78           4,997,907
  10,000,000   Deutsche Bank matures 4/16/99                          5.75           9,995,814
  25,000,000   National Westminster Bank matures 8/5/98               5.52          25,000,126
  10,000,000   Rabo Bank matures 5/5/99                               5.81           9,997,257
  15,000,000   Royal Bank of Canada mature 6/5/98 to 2/26/99      5.70 to 5.79      14,994,970
  16,000,000   Societe Generale mature 3/23/99 to 4/19/99         5.75 to 5.80      15,993,359
  10,000,000   Swiss Bank Corp. matures 4/5/99                        5.75           9,997,575
-----------------------------------------------------------------------------------------------
               TOTAL YANKEE CERTIFICATES OF DEPOSIT
               (Cost -- $124,944,833)                                              124,944,833
===============================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         5

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                                 CASH PORTFOLIO

    FACE
   AMOUNT                         SECURITY                                          VALUE
=============================================================================================
REPURCHASE AGREEMENT -- 1.8%
$ 15,176,000   Morgan Stanley Dean Witter Discover, 5.56% due 6/1/98;
               Proceeds at maturity -- $15,183,032;
               (Fully collateralized by U.S. Treasury Notes,
               4.75% due 8/31/98; Market value -- $15,252,792)
               (Cost -- $15,176,000)                                            $ 15,176,000
=============================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $853,016,774*)                                          $853,016,774
=============================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                              GOVERNMENT PORTFOLIO

    FACE                                                         ANNUALIZED
   AMOUNT                         SECURITY                          YIELD           VALUE
=============================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 93.9%
$25,147,000  Federal Farm Credit Bank
               mature 6/1/98 to 10/13/98                        5.39% to 5.53%   $25,073,067
18,500,000   Federal Home Loan Bank
               mature 6/1/98 to 11/13/98                        5.40  to 5.51     18,398,448
22,685,000   Federal Home Loan Mortgage Corp.
               mature 6/1/98 to 9/18/98                         5.44  to 5.55     22,579,317
17,588,000   Federal National Mortgage Association
               mature 6/9/98 to 11/23/98                        5.42  to 5.70     17,398,886
---------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
             INSTRUMENTALITIES
             (Cost -- $83,449,718)                                                83,449,718
=============================================================================================
REPURCHASE AGREEMENTS -- 6.1%
 2,000,000   Citibank, 5.54% due 6/1/98; Proceeds at maturity -- $2,000,923;
             (Fully collateralized by U.S. Treasury Notes, 5.50% due 2/28/03;
             Market value -- $2,042,719)                                           2,000,000
 3,451,000   Morgan Stanley Dean Witter Discover, 5.56% due 6/1/98;
             Proceeds at maturity -- $3,452,599; (Fully collateralized
             by U.S. Treasury Notes, 4.75% due 10/31/98;
             Market value -- $3,472,328)                                           3,451,000
---------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $5,451,000)                                                  5,451,000
=============================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $88,900,718*)                                              $88,900,718
=============================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         7

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT      RATINGS                       SECURITY                               VALUE
=============================================================================================
Alabama -- 3.7%
$ 1,100,000    NR+      Cullman, AL IDR, (Pressac Project), 4.05%(a)              $1,100,000
  2,000,000    A-1+     Mobile, AL, (Infirmary Association),
                          Series 92A, TECP, 3.75% due 8/14/98                      2,000,000
---------------------------------------------------------------------------------------------
                                                                                   3,100,000
---------------------------------------------------------------------------------------------
Arizona -- 4.8%
  2,000,000    A-1+     Apache County, AZ IDR, (Tucson Electric Power),
                          Series 83B, 3.85%(a)                                     2,000,000
  2,000,000    A-1      Pinal County, AZ IDR, (Magna Copper Co.),
                          Series 92, 3.90%(a)                                      2,000,000
---------------------------------------------------------------------------------------------
                                                                                   4,000,000
---------------------------------------------------------------------------------------------
California -- 7.8%
  1,000,000    A-1+     California Higher Education Loan Authority Series 87A,
                          4.00% due 7/1/98(b)                                      1,000,012
  1,000,000    A-1+     California State GO, PART, MBIA-Insured, 4.00%(a)          1,000,000
  3,000,000    SP-1+    California State RAN, 4.50% due 6/30/98                    3,001,165
    500,000    SP-1+    Los Angeles, CA USD, TRAN, 4.50% due 7/1/98                  500,277
  1,000,000    SP-1+    Riverside County, CA TRAN, 4.50% due 6/30/98               1,000,419
---------------------------------------------------------------------------------------------
                                                                                   6,501,873
---------------------------------------------------------------------------------------------
Colorado -- 2.4%
  2,000,000    A-1      Lakewood, CO MFH, (Marston Pointe
                          Apartments Project), 3.90%(a)                            2,000,000
---------------------------------------------------------------------------------------------
Connecticut -- 2.4%
  2,000,000    VMIG 1*  Connecticut State PART, Series 96A, 3.80%(a)               2,000,000
---------------------------------------------------------------------------------------------
Georgia -- 4.7%
  1,900,000    NR+      Decatur County & Bainbridge, GA Development
                          Authority (Thomas and Betts Project), 3.95%(a)           1,900,000
  2,000,000    A-1+     Marietta, GA MFH Concept 21, 3.95%(a)                      2,000,000
---------------------------------------------------------------------------------------------
                                                                                   3,900,000
---------------------------------------------------------------------------------------------
Illinois -- 7.9%
  1,000,000    AAA      Chicago, IL GO, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 1/1/99 call @ 102),
                          7.50% due 11/1/17                                        1,041,841
  1,000,000    A-1+     Elmhurst, IL (Joint Commission of Accredited
                          Healthcare), 3.95%(a)                                    1,000,000
  2,500,000    A-1+     Lisle, IL MFH, (Ashley of Lisle Project), 3.90%(a)         2,500,000
  2,000,000    A-1+     University of Illinois, (Health Services Facility
                          Systems), Series B, 3.85%(a)                             2,000,000
---------------------------------------------------------------------------------------------
                                                                                   6,541,841
---------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT      RATINGS                       SECURITY                               VALUE
==============================================================================================
Indiana -- 2.4%
$ 1,000,000    SP-1+    Indiana Bond Bank, Series A-2, 4.00% due 1/20/99            $1,002,469
  1,000,000    A-1+     Indiana Health Facility Authority, (Community
                          Hospitals), Series B, 3.90%(a)                             1,000,000
----------------------------------------------------------------------------------------------
                                                                                     2,002,469
----------------------------------------------------------------------------------------------
Kentucky -- 2.4%
  1,000,000    NR+      Hancock, KY PCR, (Southwire Co. Project),
                          Series 92B, 3.90%(a)                                       1,000,000
  1,000,000    SP-1+    Kentucky Asset/Liability Community General
                          Fund Revenue, TRAN, Series A, 4.50% due 6/25/98            1,000,411
----------------------------------------------------------------------------------------------
                                                                                     2,000,411
----------------------------------------------------------------------------------------------
Louisiana -- 1.7%
  1,400,000    P-1*     Lake Charles Harbor, LA, (Citgo Petroleum Corp.), 3.90%(a)   1,400,000
----------------------------------------------------------------------------------------------
Maryland -- 1.2%
  1,000,000    VMIG 1*  Maryland HEFA, (Pooled Loan Program), Series A, 3.85%(a)     1,000,000
----------------------------------------------------------------------------------------------
Michigan -- 2.4%
  1,000,000    SP-1+    Michigan Municipal Bond Authority Revenue,
                          Series B, 4.50% due 7/2/98                                 1,000,544
  1,000,000    A-1      Michigan State Hospital Financial Authority,
                          (St. Mary Hospital of Livonia), 3.90%(a)                   1,000,000
----------------------------------------------------------------------------------------------
                                                                                     2,000,544
----------------------------------------------------------------------------------------------
Minnesota -- 3.2%
  2,000,000    VMIG 1*  Minnesota State GO, PART, 3.825%(a)                          2,000,000
    700,000    A-1+     Rochester, MN Health Care Facility Revenue,
                          (Mayo Foundation Project), Series C, 4.05%(a)                700,000
----------------------------------------------------------------------------------------------
                                                                                     2,700,000
----------------------------------------------------------------------------------------------
Nebraska -- 1.2%
  1,000,000    AAA      Omaha Public Power District, Series A,
                          (Pre-Refunded-- Escrowed with U.S. government
                          securities to 2/1/99 call @ 100), 5.55% due 2/1/99         1,012,736
----------------------------------------------------------------------------------------------
Nevada -- 3.6%
  1,000,000    AAA      Clark County, NV (Las Vegas Convention & Visitors
                          Authority), MBIA-Insured, 5.40% due 7/1/98                 1,001,430
  2,000,000    A-1+     Nevada State GO, PART, 4.02%(a)                              2,000,000
----------------------------------------------------------------------------------------------
                                                                                     3,001,430
----------------------------------------------------------------------------------------------
New Hampshire -- 1.2%
  1,000,000    A-1+     New Hampshire State Business Finance Authority,
                          (Connecticut Light & Power), Series 82A, 3.90%(a)          1,000,000
----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         9

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT      RATINGS                       SECURITY                               VALUE
============================================================================================
New York -- 6.0%
$ 4,000,000    SP-1+    New York City, NY RAN, Series A, 4.50% due 6/30/98        $4,001,505
  1,000,000    A-1+     New York City Municipal Water Finance Authority TECP,
                          Series 5A, 4.00% due 6/15/98                             1,000,000
--------------------------------------------------------------------------------------------
                                                                                   5,001,505
--------------------------------------------------------------------------------------------
Ohio -- 7.4%
  2,000,000    A-1+     Lake County, OH Hospital System Facility
                          Revenue, 3.95%(a)                                        2,000,000
  2,000,000    NR+      Oakwood, OH Industrial Development,
                          (Sennett Steel Corp. Project), 3.85%(a)                  2,000,000
  2,180,000    VMIG 1*  Toledo, OH Services Special Assessment
                          Notes 98, 3.90%(a)                                       2,180,000
--------------------------------------------------------------------------------------------
                                                                                   6,180,000
--------------------------------------------------------------------------------------------
Oregon -- 5.2%
  2,400,000    VMIG 1*  Hillsboro, OR Graduate Institute, 3.95%(a)                 2,400,000
  1,900,000    VMIG 1*  Oregon State GO, Series 73H, 3.85%(a)                      1,900,000
--------------------------------------------------------------------------------------------
                                                                                   4,300,000
--------------------------------------------------------------------------------------------
Pennsylvania -- 2.2%
  1,800,000    VMIG 1*  Quakertown, PA GO, Revenue Bonds
                          (Pooled Financing Program), Series A, 3.95%(a)           1,800,000
--------------------------------------------------------------------------------------------
Tennessee -- 5.5%
  2,000,000    VMIG 1*  Montgomery County, TN Public Building Authority,
                          Pooled Financial Revenue, 3.90%(a)                       2,000,000
  2,600,000    NR+      Roane County, TN IDR,
                          Great Lakes Carbon Corp., 3.80%(a)                       2,600,000
--------------------------------------------------------------------------------------------
                                                                                   4,600,000
--------------------------------------------------------------------------------------------
Texas -- 7.2%
                        Harris County Health Facilities:
  2,000,000    VMIG 1*     Buckner Retirement Services, 3.85%(a)                   2,000,000
  1,000,000    A-1+       Sister of Charity, Series C, 3.95%(a)                    1,000,000
  1,000,000    P-1*     Midlothian, TX PCR, (Box Crew Cement Co.), 3.90%(a)        1,000,000
  2,000,000    VMIG 1*  Texas Small Business IDR, 3.95%(a)                         2,000,000
--------------------------------------------------------------------------------------------
                                                                                   6,000,000
--------------------------------------------------------------------------------------------
Utah -- 3.7%
  2,000,000    A-1      Intermountain Power Agency TECP, Series 97B2, 3.70%        2,000,000
  1,000,000    AAA      Salt Lake City, UT Hospital Revenue (Pre-Refunded --
                          Escrowed with U.S. government securities to
                          2/15/99 @ 102), 7.60% due 2/15/20                        1,046,532
--------------------------------------------------------------------------------------------
                                                                                   3,046,532
--------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                                 May 31, 1998
================================================================================

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT      RATINGS                       SECURITY                               VALUE
============================================================================================
Virginia -- 2.6%
$ 2,100,000    A-1+     Brunswick County, VA Aegis Waste Solutions, 3.95%(a)      $2,100,000
--------------------------------------------------------------------------------------------
Washington -- 3.7%
  3,100,000    NR+      Yakima County, WA Public Corp., IDR,
                          (John I Haas Project), 3.95%                             3,100,000
--------------------------------------------------------------------------------------------
West Virginia -- 1.1%
    840,000    NR+      Harrison County, WV Nursing Facility,
                          (Salem Health Care Corp.), 4.00% due 9/1/98(b)             840,000
--------------------------------------------------------------------------------------------
Wisconsin -- 2.4%
                        Wisconsin State Health & Educational Facilities
                         Authority, Felician Services, AMBAC-Insured:
  1,000,000    A-1+         Series A, 3.95%(a)                                     1,000,000
  1,000,000    A-1+         Series B, 3.95%(a)                                     1,000,000
--------------------------------------------------------------------------------------------
                                                                                   2,000,000
--------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $83,129,341**)                                  $83,129,341
============================================================================================

(a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(b)  Variable rate obligation payable at par on demand on the date indicated.

+ Security has not been rated by either Moody's Investors Service or Standard & Poor's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 12 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         11

================================================================================
Bond Ratings (unaudited)
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

AAA  --   Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR     -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC  --  AMBAC Indemnity Corporation
BAN    --  Bond Anticipation Notes
EDC    --  Economic Development Corporation
EFA    --  Educational Facilities Authority
ETM    --  Escrowed to Maturity
FGIC   --  Financial Guaranty Insurance Company
FRTC   --  Floating Rate Trust Certificates
FSA    --  Financial Security Assurance
GO     --  General Obligation
HDA    --  Housing Development Authority
HEFA   --  Health and Educational Facilities Authority
HFA    --  Housing Finance Authority
IDA    --  Industrial Development Authority
IDB    --  Industrial Development Board
IDC    --  Industrial Development Corporation
IDR    --  Industrial Development Revenue
MBIA   --  Municipal Bond Investor's Assurance Corporation
MFH    --  Multi-Family Housing
PART   --  Partnership Structure
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Facilities Authority
RAN    --  Revenue Anticipation Notes
RAW    --  Revenue Anticipation Warrants
STEM   --  Short-Term Extendable Maturity
TAN    --  Tax Anticipation Notes
TECP   --  Tax Exempt Commercial Paper
TOB    --  Tender Option Bond
TRAN   --  Tax & Revenue Anticipation Notes
USD    --  United School District
VHA    --  Veterans Housing Authority


--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

================================================================================
Statements of Assets and Liabilities                                May 31, 1998
================================================================================

                                        Cash         Government      Municipal
                                      Portfolio       Portfolio      Portfolio
================================================================================
ASSETS:
  Investments, at amortized cost     $853,016,774    $88,900,718    $83,129,341
  Cash                                         --            665         74,282
  Interest receivable                   2,521,002          2,450        730,116
  Prepaid registration fees               245,536        101,190         63,064
  Receivable for securities sold               --             --      2,000,800
-------------------------------------------------------------------------------
  Total Assets                        855,783,312     89,005,023     85,997,603
-------------------------------------------------------------------------------
LIABILITIES:
  Dividend payable                      4,067,781        369,902        287,366
  Management fees payable                 878,384        127,727         25,532
  Distribution fees payable                 2,128             --            352
  Deferred compensation payable             1,293            551            498
  Payable to bank                              49             --             --
  Accrued expenses                         51,096         23,262         12,909
-------------------------------------------------------------------------------
  Total Liabilities                     5,000,731        521,442        326,657
-------------------------------------------------------------------------------
Total Net Assets                     $850,782,581    $88,483,581    $85,670,946
===============================================================================
NET ASSETS CONSIST OF:
  Capital Stock
    (25,000,000,000 shares
    authorized for each Portfolio;
    par value $0.00001 per share)    $      8,508    $       885    $       857
  Capital paid in excess of
    par value                         850,774,073     88,482,696     85,671,446
  Accumulated net realized loss
    from security transactions                 --             --         (1,357)
-------------------------------------------------------------------------------
Total Net Assets                     $850,782,581    $88,483,581    $85,670,946
===============================================================================
Shares Outstanding:
  Class A                             848,376,694     88,481,697     85,670,997
  -----------------------------------------------------------------------------
  Class B                               2,400,335             --             --
  -----------------------------------------------------------------------------
Net Asset Value                             $1.00          $1.00          $1.00
-------------------------------------------------------------------------------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         13

================================================================================
Statement of Operations                          For the Year Ended May 31, 1998
================================================================================

                                              Cash          Government      Municipal
                                            Portfolio        Portfolio      Portfolio
======================================================================================
INVESTMENT INCOME:
  Interest                                 $31,925,390      $6,676,829      $2,507,743
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                   1,505,040         325,002         186,349
  Registration fees                            205,535          13,496          27,735
  Shareholder and system servicing fees        121,084          30,315          22,836
  Custody                                       34,263          16,093          10,224
  Audit and legal                               25,018          13,852          12,015
  Shareholder communications                    22,629           4,174           1,550
  Directors' fees                               20,981          10,894          10,394
  Distribution fees (Note 2)                     3,003              --             352
  Rating service fees                               --          47,000              --
  Other                                         11,276           2,563           3,300
--------------------------------------------------------------------------------------
  Total Expenses                             1,948,829         463,389         274,755
  Less: Management fee waivers (Note 2        (664,988)       (185,648)       (121,457)
--------------------------------------------------------------------------------------
  Net Expenses                               1,283,841         277,741         153,298
--------------------------------------------------------------------------------------
Net Investment Income                       30,641,549       6,399,088       2,354,445
--------------------------------------------------------------------------------------
Net Realized Gain (Loss) From
  Security Transactions                          6,986              --          (1,067)
--------------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                          $30,648,535      $6,399,088      $2,353,378
======================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                           1998 Annual Report to Shareholders

================================================================================
Statement of Changes in Net Assets
================================================================================

                                                  For the Years Ended May 31,
                                             -----------------------------------
Cash Portfolio                                      1998              1997
================================================================================
OPERATIONS:
  Net investment income                      $    30,641,549    $    11,336,049
  Net realized gain (loss)                             6,986             (8,615)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations          30,648,535         11,327,434
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                          (30,642,659)       (11,327,434)
  Net realized gain                                     (324)                --
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                (30,642,983)       (11,327,434)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares             4,848,429,756      2,494,752,162
  Net asset value of shares issued
    for reinvestment of dividends                 26,496,571         10,205,595
  Cost of shares reacquired                   (4,240,204,283)    (2,566,474,582)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                      634,722,044        (61,516,825)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                634,727,596        (61,516,825)
NET ASSETS:
  Beginning of year                              216,054,985        277,571,810
--------------------------------------------------------------------------------
  End of year                                $   850,782,581    $   216,054,985
================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         15

================================================================================
Statement of Changes in Net Assets (continued)
================================================================================

                                                   For the Years Ended May 31,
                                                --------------------------------
Government Portfolio                                  1998              1997
================================================================================
OPERATIONS:
  Net investment income                         $   6,399,088     $   4,371,798
  Net realized gain                                        --               935
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations            6,399,088         4,372,733
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                            (6,397,204)       (4,371,798)
  Net realized gain                                        --              (935)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (6,397,204)       (4,372,733)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                630,868,183       913,598,746
  Net asset value of shares issued
    for reinvestment of dividends                   6,477,905         3,795,637
  Cost of shares reacquired                      (700,704,603)     (823,251,900)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                       (63,358,515)       94,142,483
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (63,356,631)       94,142,483
NET ASSETS:
  Beginning of year                               151,840,212        57,697,729
-------------------------------------------------------------------------------
  End of year                                   $  88,483,581     $ 151,840,212
===============================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                           1998 Annual Report to Shareholders

================================================================================
Statement of Changes in Net Assets (continued)
================================================================================

                                                   For the Years Ended May 31,
                                                --------------------------------
Municipal Portfolio                                   1998              1997
================================================================================
OPERATIONS:
  Net investment income                         $   2,354,445     $   1,449,724
  Net realized gain (loss)                             (1,067)              150
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations            2,353,378         1,449,874
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                            (2,353,139)       (1,449,724)
  Net realized gain                                      (440)               --
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (2,353,579)       (1,449,724)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                780,950,264       475,271,011
  Net asset value of shares issued
    for reinvestment of dividends                   2,114,140         1,332,993
  Cost of shares reacquired                      (721,059,255)     (512,246,550)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                        62,005,149       (35,642,546)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  62,004,948       (35,642,396)
NET ASSETS:
  Beginning of year                                23,665,998        59,308,394
-------------------------------------------------------------------------------
  End of year                                   $  85,670,946     $  23,665,998
===============================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         17

================================================================================
Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays MMC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the year ended May 31, 1998, MMC waived management fees of $664,988, $185,648 and $121,457 for the Cash, Government and Municipal Portfolios, respectively.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares.


--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the year ended May 31, 1998, total Distribution Plan fees incurred were:

                                       Cash         Government        Municipal
================================================================================
Distribution Plan Fees                $3,003            --               $352
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.   Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Capital Shares

At May 31, 1998, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         19

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each Portfolio were as follows:

                                                Year Ended          Year Ended
                                               May 31, 1998        May 31, 1997
===============================================================================
Cash Portfolio -- Class A Shares
Shares sold                                    4,843,709,377      2,494,752,162
Shares issued on reinvestment                     26,444,115         10,205,595
Shares redeemed                               (4,237,831,783)    (2,566,474,582)
-------------------------------------------------------------------------------
Net Increase (Decrease)                          632,321,709        (61,516,825)
===============================================================================
Cash Portfolio -- Class B Shares (a)
Shares sold                                        4,720,379                 --
Shares issued on reinvestment                         52,456                 --
Shares redeemed                                   (2,372,500)                --
-------------------------------------------------------------------------------
Net Increase                                       2,400,335                 --
===============================================================================
Government Portfolio
Shares sold                                      630,868,183        913,598,746
Shares issued on reinvestment                      6,477,905          3,795,637
Shares redeemed                                 (700,704,603)      (823,251,900)
-------------------------------------------------------------------------------
Net Increase (Decrease)                          (63,358,515)        94,142,483
===============================================================================
Municipal Portfolio -- Class A Shares
Shares sold                                      774,368,714        475,271,011
Shares issued on reinvestment                      2,105,943          1,332,993
Shares redeemed                                 (714,469,508)      (512,246,550)
-------------------------------------------------------------------------------
Net Increase (Decrease)                           62,005,149        (35,642,546)
===============================================================================
Municipal Portfolio -- Class B Shares (b)
Shares sold                                    6,581,550                     --
Shares issued on reinvestment                      8,197                     --
Shares redeemed                               (6,589,747)                    --
-------------------------------------------------------------------------------
Net Increase                                          --                     --
===============================================================================

(a) Transactions are for the period from October 28, 1997 (inception date) to May 31, 1998.

(b)  As of May 31, 1998, Class B shares were fully redeemed.


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                                                                                 Class B
                                                                        Class A Shares                           Shares
                                                         --------------------------------------------           ---------
Cash Portfolio                                              1998             1997             1996(1)            1998(2)
=========================================================================================================================
Net Asset Value, Beginning of Year                          $1.00            $1.00            $1.00              $1.00
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (3)                                 0.055            0.052            0.053              0.031
  Distributions from net investment income                 (0.055)          (0.052)          (0.053)            (0.031)
  Distributions from net realized gains                    (0.000)*             --               --                 --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                $1.00            $1.00            $1.00              $1.00
-------------------------------------------------------------------------------------------------------------------------
Total Return                                                 5.58%            5.35%            5.44%++            3.13%++
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $848,383         $216,055         $277,572             $2,400
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                            0.23%            0.23%            0.15%+             0.47%+
  Net investment income                                      5.43             5.23             5.43+              5.21+
=========================================================================================================================

(1)  For the period from June 16, 1995 (inception date) to May 31, 1996.

(2)  For the period from October 28, 1997 (inception date) to May 31, 1998.

(3) The Manager has waived a portion of its fees for thePortfolio for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for Class A and B shares would have been:

                                Per Share
                             Decrease to Net                Expense Ratio
                            Investment Income             Without Fee Waiver
                       ---------------------------     -------------------------
                        1998       1997      1996       1998     1997     1996
                       ------     ------    ------     ------   ------   ------
     Class A           $0.001     $0.001    $0.001      0.35%    0.36%    0.39%+
     Class B            0.000*        --        --      0.48+      --       --

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%.

*    Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         21

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Government Portfolio                                1998            1997             1996(1)
=============================================================================================
Net Asset Value, Beginning of Year                  $1.00           $1.00            $1.00
---------------------------------------------------------------------------------------------
  Net investment income (2)                         0.053           0.052            0.052
  Distributions from net investment income         (0.053)         (0.052)          (0.052)
  Distributions from net realized gains                --          (0.000)*         (0.000)*
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00           $1.00            $1.00
---------------------------------------------------------------------------------------------
Total Return                                         5.46%           5.29%            5.36%++
---------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $88,484        $151,840          $57,698
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)(3)                                    0.23%           0.21%            0.16%+
  Net investment income                              5.33            5.18             5.28+
=============================================================================================

(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived a portion of its fees for the Portfolio for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                 Per Share
              Decrease to Net                            Expense Ratio
             Investment Income                         Without Fee Waiver
      --------------------------------           ------------------------------
       1998         1997         1996             1998        1997        1996
      ------       ------       ------           ------      ------      ------
      $0.002       $0.001       $0.002           0.39%       0.43%       0.55%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%.

*    Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Municipal Portfolio                                1998            1997            1996(1)
===========================================================================================
Net Asset Value, Beginning of Year                 $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------
  Net investment income (2)                        0.035           0.034           0.035
  Distributions from net investment income        (0.035)         (0.034)         (0.035)
  Distributions from net realized gains           (0.000)*            --              --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------
Total Return                                        3.56%           3.40%           3.55%++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $85,671         $23,666         $59,308
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)(3)                                   0.23%           0.21%           0.15%+
  Net investment income                             3.50            3.34            3.46+
===========================================================================================

(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived all or part of its fees for the Portfolio for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                 Per Share                               Expense Ratio
              Decrease to Net                          Without Fee Waiver
             Investment Income                         and Reimbursement
      --------------------------------           ------------------------------
       1998         1997         1996             1998        1997        1996
      ------       ------       ------           ------      ------      ------
      $0.001       $0.004       $0.003           0.41%       0.41%       0.69%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%.

*    Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 1998:

     -- 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

A total of 37.08% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         23

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. as of May 31, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from June 16, 1995 (commencement of operations) to May 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc, as of May 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from June 16, 1995 (commencement of operations) to May 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP


New York, New York
July 15, 1998


--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

Smith Barney                                                        SMITH BARNEY
Institutional Cash                                                  ------------
Management
Fund, Inc.                                     A Member of TravelersGroup {LOGO]


Directors                               Investment Manager
Paul R. Ades                            Mutual Management Corp.
Herbert Barg
Dwight B. Crane                         Distributor
Frank G. Hubbard                        Smith Barney Inc.
Heath B. McLendon, Chairman
Jerome Miller                           Custodian
Ken Miller                              PNC Bank, N.A.

Allan G. Johnson, Emeritus              Shareholder
John F. White, Emeritus                 Servicing Agent
                                        First Data Investor Services Group, Inc.
Officers                                P.O. Box 9134
Heath B. McLendon                       Boston, MA 02205-9134
President and
Chief Executive Officer
                                        This report is submitted for the general
Lewis E. Daidone                        information of the shareholders of Smith
Senior Vice President                   Barney Institutional Cash Management
and Treasurer                           Fund, Inc. It is not authorized for
                                        distribution to prospective investors
Phyllis Zahorodny                       unless accompanied or preceded by an
Vice President and                      effective Prospectus for the Fund, which
Investment Officer                      contains information concerning the
                                        Fund's investment policies and expenses
Lawrence T. McDermott                   as well as other pertinent information.
Vice President and
Investment Officer
                                        Smith Barney
Joseph Benevento                        Institutional Cash Management Fund, Inc.
Investment Officer                      388 Greenwich Street
                                        New York, New York 10013
Irving P. David
Controller                              www.smithbarney.com

Christina T. Sydor
Secretary
                                        FD2405 7/98